INVESTMENT PROPERTIES - Rental Income and Direct Operating Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in investment property [abstract]
Rental income from investment properties	$ 60	$ 0	$ 0
Direct operating expenses of rental investment properties	(36)	0	0
Direct operating expenses of non-rental investment properties	(8)	0	0
Total	$ 16	$ 0	$ 0